Other Accounts Receivable (Details) - Schedule of other accounts receivable - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Other Accounts Receivable Abstract
Prepaid expenses	$ 1,033	$ 722
Institutions	331	386
Advances to suppliers	194	128
other	147	184
Total other accounts receivable	1,705	1,420
Less long-term portion of prepaid expenses	(213)
Total current other accounts receivable	$ 1,492	$ 1,420